WARRANT LIABILITIES AND WARRANT RESERVE (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities And Warrant Reserve
SCHEDULE OF WARRANT LIABILITIES

	Number of warrants	Amount S$	Weighted Average Exercise Price US$

2024
Beginning of financial year	72,371	146,613	-
Fair value changes to profit or loss	-	(138,292)	-
Currency realignment	-	3,624	-
End of financial year	72,371	11,945

	Number of warrants	Amount S$	Weighted Average Exercise Price US$

2025
Beginning of financial year	72,371	11,945	-
Fair value changes to profit or loss	-	13,119	-
End of financial year	72,371	25,064

SCHEDULE OF FAIR VALUE OF WARRANTS

The Representative’s Warrants are considered at Level 2 fair value hierarchy. The fair value of the warrants was determined by using Black-Scholes option pricing model using the key assumptions as follows:

As at December 31, 2024
Expected volatility		5.77%
Risk-free interest rate		4.57%
Expected term (years)		3
Exercise price	US$	4.00
Spot price	US$	3.40
Fair value of warrant	US$	0.12

As at December 31, 2025
Expected volatility		79.28%
Risk-free interest rate		4.15%
Expected term (years)		2
Exercise price	US$	4.00
Spot price	US$	1.34
Fair value of warrant	US$	0.27

SCHEDULE OF WARRANT RESERVE
	2024	2025
	S$	S$

At beginning of year	73,930	-
Warrant reserve capitalized in the year	(73,930)	-
At end of year	-	-